Nature of Operations and Significant Accounting Policies - Balances and changes in MRBs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Balances and changes in MRBs
Balance at beginning of period, market risk benefits	$ (72.2)
Balance at end of period, market risk benefits	41.5	$ (72.2)
Individual variable annuities | Retirement and Income Solutions
Balances and changes in MRBs
Balance at beginning of period, market risk benefits	(72.2)	(494.7)	$ (591.3)
Effect of changes in nonperformance risk at beginning of period	31.7	(109.5)	106.7
Adjusted balance at beginning of period, market risk benefits	(103.9)	(385.2)	(484.6)
Interest accrual and expected policyholder behavior	(80.9)	(90.1)	(120.7)
Benefit payments	0.4	1.3	0.4
Changes in interest rates	39.9	539.1	154.3
Changes in equity markets	155.1	(112.4)	106.4
Changes in equity index volatility	47.9	(50.2)	15.1
Actual policyholder behavior different from expected behavior	(4.0)	1.5	2.3
Changes in future expected policyholder behavior		(6.1)	(96.6)
Changes in other future expected assumptions	(5.3)	(1.8)	38.2
Adjusted balance at end of period, market risk benefits	49.2	(103.9)	(385.2)
Effect of changes in nonperformance risk at end of period	(7.7)	31.7	(109.5)
Balance at end of period, market risk benefits	$ 41.5	$ (72.2)	$ (494.7)